EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Earnings Per Share [Abstract]
Net earnings (loss)	$ (15,583,446)	$ 2,102,437
Basic weighted average number of common shares outstanding (in shares)	220,777,661	190,002,712
Basic earnings (loss) per share (in USD per share)	$ (0.07)	$ 0.01
Plus dilutive impact of stock options, RSUs, DSUs, and warrants (in shares)	0	8,496,714
Diluted weighted average number of common shares outstanding (in shares)	220,777,661	198,499,426
Diluted earnings (loss) per share (in USD per share)	$ (0.07)	$ 0.01